JPMMT 2022-DSC1 ABS-15G

Exhibit 99.21

JPMMT 2022-DSC1 J.P. Morgan

Wipro Opus Risk Solutions, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

November 9, 2022

Performed by

Wipro Opus Risk Solutions, LLC

For

J.P. Morgan

The report summarizes the results of a due diligence review performed on a pool of 33 loans provided by J.P. Morgan Mortgage Acquisition Corp (“Customer”) who provided Wipro Opus Risk Solutions, LLC (“Consultant”) with a data tape, from which 100% of the loan sample was chosen and loaded into the Paragon® underwriting software. Consultant performed a detailed credit review of all loans.

As detailed herein, the pool contains 33 DSCR loans and were re-underwritten in accordance with the lender guidelines for DSCR loans in terms of Exhibit A.

Consultant was established in 2005. Consultant was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

EXHIBIT A

DSCR Loan Review

A re-underwriting review was conducted in order to verify that the requisite underwriting guidelines as specified by the Client (the “Underwriting Guidelines”) were met. Confirmation of the loan terms was performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines consisted of the following:

Borrower Underwriting:

•	Borrower Liquidity: Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.
•	Credit / Background Check: Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.
•	Property management questionnaire: Review the questionnaire to confirm management experience meets Underwriting Guidelines.
•	Borrowing Entity: Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).
•	Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits: Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.
•	Permitted Loan Terms: Confirm the loan terms are eligible per the Underwriting Guidelines.
•	Property Requirements and Market Requirements: Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.
•	DSCR—ensure components of Debt Service Coverage Ratio are identified correctly: Recalculation of DSCR

Title Insurance Requirements are met per Guidelines only as follows

Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.

•	Condominium Eligibility: Confirm Condo Master Policy is present and meets the Underwriting Guidelines
•	Property Insurance: Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.
•	Preliminary/Commitment Title: Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens at time of consummation.

Credit Document Check

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
•	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.
•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.
•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
•	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
•	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Compliance

•	No compliance testing for the DSCR review. Certain Compliance findings may be reported solely for the purpose of determining the presence of a final settlement statement.

Pool Details

Tape Discrepancies

Data Element	Count	Accuracy
Application Date	0	100.00%
Appraised Value	1	96.97%
Borrower First Name	0	100.00%
Borrower Last Name	0	100.00%
CLTV	0	100.00%
Doc Type	33	0.00%
DTI	0	100.00%
FICO	2	93.94%
First Payment Date	0	100.00%
Interest Rate	0	100.00%
Junior Lien Balance	0	100.00%
Loan Purpose	0	100.00%
Loan Term	0	100.00%
Loan Type	0	100.00%
LTV	2	93.94%
Maturity Date	0	100.00%
Note Date	0	100.00%
Number of Borrowers	0	100.00%
Occupancy	0	100.00%
Original Loan Amount	0	100.00%
Original P&I	0	100.00%
Original Payment	0	100.00%
Property Address	0	100.00%
Property City	0	100.00%
Property County	0	100.00%
Property State	0	100.00%
Property Type	0	100.00%
Qualifying FICO	0	100.00%
Sales Price	0	100.00%
Second Mortgage Lien Amount	0	100.00%
Self Employed	0	100.00%
Units	0	100.00%
Zip Code	0	100.00%
Total Loans	33

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated September 29, 2022.

Loans Reviewed (33)

303438023	303556020
303438040	303556024
303438042	303556025
303451802	303556031
303460707	303556036
303478815	303556040
303478832	303556041
303478839	303556042
303509807	303556044
303509810	303559047
303509822	303596321
303509831	303596323
303542520	303602389
303542521	303602391
303542528	303602414
303556003	303602416
303556016

If you have any questions, please contact Greer Allgood at Greer.Allgood@wipro.com